Condensed Consolidated Statements Of Stockholders’ Equity Deficit (Unaudited) - USD ($) $ in Thousands	Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2021	$ 28	$ 5	$ 74,417	$ (144,469)	$ (70,019)
Balance (in Shares) at Jun. 30, 2021	28,343,420	5,132,354
Retrospective application of recapitalization (Note 1)	$ (28)	$ (2)	30
Retrospective application of recapitalization (Note 1) (in Shares)	(28,343,420)	21,980,406
Adjusted balance, beginning of period		$ 3	74,447	(144,469)	(70,019)
Adjusted balance, beginning of period (in Shares)		27,112,760
Issuance of common stock upon exercise of stock options			58		58
Issuance of common stock upon exercise of stock options (in Shares)		147,864
Stock-based compensation (Note 11)			954		954
Net income				(43,016)	(43,016)
Balance at Dec. 31, 2021		$ 3	75,459	(187,485)	(112,023)
Balance (in Shares) at Dec. 31, 2021		27,260,624
Balance at Sep. 30, 2021	$ 28	$ 5	74,922	(163,978)	(89,023)
Balance (in Shares) at Sep. 30, 2021	28,343,420	5,211,270
Retrospective application of recapitalization (Note 1)	$ (28)	$ (2)	30
Retrospective application of recapitalization (Note 1) (in Shares)	(28,343,420)	21,980,406
Adjusted balance, beginning of period		$ 3	74,952	(163,978)	(89,023)
Adjusted balance, beginning of period (in Shares)		27,191,676
Issuance of common stock upon exercise of stock options			38		38
Issuance of common stock upon exercise of stock options (in Shares)		68,948
Stock-based compensation (Note 11)			469		469
Net income				(23,507)	(23,507)
Balance at Dec. 31, 2021		$ 3	75,459	(187,485)	(112,023)
Balance (in Shares) at Dec. 31, 2021		27,260,624
Balance at Jun. 30, 2022	$ 28	$ 6	78,290	(200,783)	(122,459)
Balance (in Shares) at Jun. 30, 2022	28,343,420	6,196,257
Retrospective application of recapitalization (Note 1)	$ (28)	$ (3)	31
Retrospective application of recapitalization (Note 1) (in Shares)	(28,343,420)	21,778,182
Adjusted balance, beginning of period		$ 3	78,321	(200,783)	(122,459)
Adjusted balance, beginning of period (in Shares)		27,974,439
Issuance of common stock upon exercise of stock options			60		60
Issuance of common stock upon exercise of stock options (in Shares)		146,823
Fair value of issued warrants on common stock			853		853
Issuance of common stock upon net exercise of warrants
Issuance of common stock upon net exercise of warrants (in Shares)		136,681
Issuance of common stock (Note 9)			1,000		1,000
Issuance of common stock (Note 9) (in Shares)		133,333
Issuance of common stock upon vesting of restricted stock units (Note 11)
Issuance of common stock upon vesting of restricted stock units (Note 11) (in Shares)		488,598
Issuance of shares and transfer of warrants upon termination of convertible note agreement (Note 9)			2,412		2,412
Issuance of shares and transfer of warrants upon termination of convertible note agreement (Note 9) (in Shares)		323,968
Conversion of convertible notes into common stock (Note 7)		$ 1	41,391		41,392
Conversion of convertible notes into common stock (Note 7) (in Shares)		8,147,938
Warrants issued with Credit Agreement (Note 7)			2,076		2,076
Reclassification of liability classified warrants to equity (Note 10)			830		830
Contribution by shareholder in conjunction with Credit Agreement (Note 7)			2,779		2,779
Earnout shares stock-based compensation (Note 1)			1,874		1,874
Merger and PIPE Financing (Note 1)		$ 1	35,737		35,738
Merger and PIPE Financing (Note 1) (in Shares)		13,879,828
Stock-based compensation (Note 11)			3,461		3,461
Net income				17,760	17,760
Balance at Dec. 31, 2022		$ 5	170,794	(183,023)	(12,224)
Balance (in Shares) at Dec. 31, 2022		51,231,608
Balance at Sep. 30, 2022		$ 5	167,156	(165,994)	1,167
Balance (in Shares) at Sep. 30, 2022		51,039,859
Issuance of common stock upon exercise of stock options			24		24
Issuance of common stock upon exercise of stock options (in Shares)		103,111
Fair value of issued warrants on common stock			853		853
Issuance of common stock upon vesting of restricted stock units (Note 11)
Issuance of common stock upon vesting of restricted stock units (Note 11) (in Shares)		88,638
Earnout shares stock-based compensation (Note 1)			1,696		1,696
Stock-based compensation (Note 11)			1,065		1,065
Net income				(17,029)	(17,029)
Balance at Dec. 31, 2022		$ 5	$ 170,794	$ (183,023)	$ (12,224)
Balance (in Shares) at Dec. 31, 2022		51,231,608